Business Combinations	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Business Combinations
29.	BUSINESS COMBINATIONS

a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

ITGEU	Trading company	October 21, 2021	100.00	$50,368

SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$217,919

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,016,595	$65,859

b.	Consideration transferred

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Cash	$50,368	$217,919	$2,016,595	$65,859

In March 2023, the board of director of USISH resolved to establish a special purpose vehicle (“SPV”) with a registered capital of
US$53,000
thousand, jointly owned by its wholly-owned subsidiary, Universal Global Technology Co., Limited, (“UGT”), and an unrelated party, Ample Trading, Co., Ltd. (“Ample Trading”), through a joint venture agreement. UGT obtained

75.1
%
ownership of the SPV and Ample Trading obtained the remaining
24.9
%
ownership of the SPV. The SPV then acquired the automotive wireless business (hereunder, the “Target Business”) carved out from an unrelated party, TE Connectivity Ltd. The consideration for the acquisition would be adjusted for the net debt and net working capital of the Target Business as of the settlement date and made by cash. As of December 31, 2023, the SPV has paid
US$
41,400
thousand (approximating to

NT
$
1,342,602
thousand) while the remaining consideration was recognized as other payables.

c.	Assets acquired and liabilities assumed at the date of acquisition

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Assets

Cash and cash equivalents	68,719	$18,850	$118,419	$3,867
Trade and other receivables	41,832	40,671	1,037,227	33,874
Inventories	—	375,912	1,040,663	33,987
Property, plant and equipment	94	37,672	686,249	22,412

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Intangible assets	32	368	—	—
Right-of-use assets	—	—	143,629	4,691
Others	2,828	186,377	182,769	5,969
Liabilities
Trade and other payables	(29,165)	(214,883)	(706,060)	(23,059)
Lease liabilities	—	—	(143,629)	(4,691)
Net defined benefit liabilities	—	—	(191,526)	(6,255)
Others	(858)	(227,048)	(156,293)	(5,104)

Fair value of identifiable net assets acquired	$83,482	$217,919	$2,011,448	$65,691

The initial accounting for the acquisition of Hirschmann has been tentative as of December 31, 2023.

d.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$50,368	$217,919	$2,016,595	$65,859
Less: Fair value of identifiable net assets acquired	(83,482)	(217,919)	(2,011,448)	(65,691)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$(33,114)	$—	$5,147	$168

As the Group has not completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of Hirschmann’s identifiable assets and liabilities, the difference was provisionally recognized as goodwill as of December 31, 2023. The group will continuously review the abovementioned items during the measuring period. If additional information, which related to the facts and circumstances existed at the acquisition date and will lead to an adjustment to the provisional goodwill or the recognition of any liability provision, is obtained in the one year measurement period starting from the acquisition date, the accounting for the business combination will be retrospectively adjusted.

e.	Net cash outflow (inflow) on acquisition of subsidiaries

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$50,368	$217,919	$1,342,602	$43,847
Less: Cash and cash equivalent acquired	(68,719)	(18,850)	(118,419)	(3,867)

Net cash outflow (inflow) on acquisition of subsidiaries	$(18,351)	$199,069	$1,224,183	$39,980

f.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date included in the consolidated statements of comprehensive income and were as follows:

	ITGEU (for the period from October 21, 2021 through December 31, 2021)	SER (for the period from November 2, 2021 through December 31, 2021)	Hirschmann (for the period from October 27, 2023 through December 31, 2023)
	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$75,221	$225,017	$1,071,423	$34,991

Net profit (loss)	$(4,593)	$(508)	$46,075	$1,505

Had the abovementioned business combinations been in effect at the beginning of each annual reporting period, the Group’s operating revenues and profit would have been
NT$570,363,380 thousand and NT$
62,277,713
thousand for the year ended December 31, 2021, respectively, and
NT$586,489,731 thousand (US$
19,153,812
thousand) and NT$
37,084,732
thousand (US$
1,211,128
thousand) for the year ended December 31, 2023, respectively. This pro-forma
information is for illustrative purposes only and is not necessarily an indication of the operating revenue and results of operations of the Group that actually would have been achieved had the acquisition been completed at the beginning of each annual reporting period, nor is it intended to be a projection of future results.
In determining the
pro-forma
operating revenue and profit for the period had each subsidiary been acquired at the beginning of each respective annual reporting period, the Group has calculated the depreciation of property, plant and equipment and the amortization of intangible assets acquired on the basis of the fair values at the initial accounting for the business combination rather than the carrying amounts recognized in the respective pre-acquisition
financial statements.